CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Offering costs in conjunction with common stock offering	$ 10,600	$ 14,600	$ 25,200	$ 22,471